Leases - Property leased or held for lease (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
[RealEstateGrossAtCarryingValue]	$ 268,932	$ 262,564	$ 241,253	$ 225,630
Less accumulated depreciation and depletion	114,922	110,681
[RealEstateInvestmentPropertyNet]	4,343	3,640
Property leased or held for lease
Construction aggregates property	35,087
Commercial property	232,317
[RealEstateGrossAtCarryingValue]	267,404
Less accumulated depreciation and depletion	61,495
[RealEstateInvestmentPropertyNet]	$ 205,909